Loans Receivable, Net (Schedule of Allowance for Loan Losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 8,357,496	$ 10,241,970	$ 11,318,371
Provision For Loan Losses	0	450,000	2,645,381
Charge-Offs	(1,516,468)	(3,114,833)	(5,209,830)
Recoveries	1,434,105	780,359	1,488,048
Ending Balance	8,275,133	8,357,496	10,241,970
Residential Real Estate
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	1,392,065	1,706,643	1,521,559
Provision For Loan Losses	53,694	(91,991)	1,030,237
Charge-Offs	(216,525)	(359,021)	(1,118,168)
Recoveries	93,949	136,434	273,015
Ending Balance	1,323,183	1,392,065	1,706,643
Consumer
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	886,716	847,777	1,001,271
Provision For Loan Losses	549,462	352,305	(5,306)
Charge-Offs	(527,055)	(372,460)	(207,230)
Recoveries	154,030	59,094	59,042
Ending Balance	1,063,153	886,716	847,777
Commercial Business
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	159,353	426,658	618,919
Provision For Loan Losses	617,658	(53,435)	(187,377)
Charge-Offs	(10,947)	(328,094)	(31,831)
Recoveries	7,884	114,224	26,947
Ending Balance	773,948	159,353	426,658
Commercial Real Estate 1 [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	5,919,362	7,260,892	8,176,622
Provision For Loan Losses	(1,220,814)	243,121	1,807,827
Charge-Offs	(761,941)	(2,055,258)	(3,852,601)
Recoveries	1,178,242	470,607	1,129,044
Ending Balance	$ 5,114,849	$ 5,919,362	$ 7,260,892